Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 3,324,279	$ 8,889,616	$ 11,553,615	$ 17,282,325	$ 11,851,639
Accounts receivable	24,909	6,988		727,178
Prepaid expenses and other current assets	698,772	357,281		413,260
Total current assets	4,047,960	9,253,885		18,422,763
Equipment and leasehold improvements, net		149,271		221,148
Patents, net		2,132,129		2,236,909
Deposits and other assets		77,160		77,350
Total assets	4,047,960	11,612,445		20,958,170
Current Liabilities:
Accounts payable	894,636	294,010		2,865,165
Accrued compensation	196,241	546,578		848,583
Accrued expenses	262,915	204,237		383,623
Deferred rent	4,072	35,629		33,744
Total current liabilities	1,357,864	1,080,454		4,256,115
Total liabilities	1,357,864	1,080,454		5,141,744
Stockholders' Equity:
Common stock - $.001 par value; 100,000,000 shares authorized; 2,376,052 and 2,369,449 issued and outstanding at September 30, 2016 and December 31, 2015, respectively	2,376	2,369		19,225
Additional paid-in capital	87,040,668	86,573,137		81,830,410
Accumulated deficit	(84,352,948)	(76,043,515)		(66,033,209)
Total stockholders' equity	2,690,096	10,531,991		15,816,426	$ 9,968,173
Total liabilities and stockholders' equity	$ 4,047,960	$ 11,612,445		$ 20,958,170